Severance and Other - Employee Severance and Other Costs by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Restructuring Cost and Reserve [Line Items]
Employee severance and other costs by segment, total	$ 18,039	$ 15,132
Freight Forwarding [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other costs by segment, total	6,029	5,555
Contract Logistics and Distribution [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other costs by segment, total	9,680	5,653
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other costs by segment, total	$ 2,330	$ 3,924